UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 033-00442
File No. 811-04413

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No. _______	/ /

Post-Effective Amendment No. 49	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 49

(Check appropriate box or boxes.)

DELAWARE GROUP EQUITY FUNDS IV
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 19th day of February, 2013.

DELAWARE GROUP EQUITY FUNDS IV

By:	/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	February 19, 2013
Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	February 19, 2013
Thomas L. Bennett

Joseph W. Chow	*	Trustee	February 19, 2013
Joseph W. Chow

John A. Fry	*	Trustee	February 19, 2013
John A. Fry

Anthony D. Knerr	*	Trustee	February 19, 2013
Anthony D. Knerr

Lucinda S. Landreth	*	Trustee	February 19, 2013
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	February 19, 2013
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	February 19, 2013
Thomas K. Whitford

Janet L. Yeomans	*	Trustee	February 19, 2013
Janet L. Yeomans

J. Richard Zecher	*	Trustee	February 19, 2013
J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	February 19, 2013
Richard Salus		(Principal Financial Officer)

*By:	/s/ Patrick P. Coyne
Patrick P. Coyne
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

INDEX TO EXHIBITS
(Delaware Group® Equity Funds IV N-1A)

Exhibit No.	Exhibit
EX-1-101.INS	XBRL Instance Document

EX-1-101.SCH	XBRL Taxonomy Extension Schema Document

EX-1-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-1-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-1-101.PRE	XBRL Taxonomy Extension Presentation Linkbase